SHARE-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
SCHEDULE OF UNVESTED RESTRICTED STOCK

The following tables set forth the LTIP activity for the periods indicated (in US$ thousands, except share and per share amounts):

	Quarter ended
	March 31, 2021		March 31, 2020
	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share
Unvested at Beginning of Period	2,038,662	$7.38	1,502,690	$10.25
Granted	1,085,085	$11.93	1,080,905	$4.96
Vested and issued	(693,015)	$7.39	(307,599)	$10.36
Forfeited	(38,172)	$9.43	(31,001)	$10.45
Unvested at End of Period	2,392,560	$9.39	2,244,995	$7.72

SCHEDULE OF STOCK-BASED COMPENSATION
	Quarter ended
	March 31, 2021	March 31, 2020

Cost of Services	$720	$726
Selling, general and administrative expenses	841	909
Net cost	$1,561	$1,635